Average Annual Total Returns - Baillie Gifford International Stock Portfolio	Apr. 30, 2021
MSCI All Country World ex-U.S. Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	10.65%
5 Years	8.92%
10 Years	4.92%
Class A
Average Annual Return:
1 Year	26.58%
5 Years	14.72%
10 Years	7.64%
Class B
Average Annual Return:
1 Year	26.26%
5 Years	14.43%
10 Years	7.37%
Class E
Average Annual Return:
1 Year	26.37%
5 Years	14.55%
10 Years	7.48%